Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below reports calculated compensation actually paid for our CEO, considered our principal executive officer (PEO), and averages of calculated compensation actually paid for our remaining reported NEOs, together with shareholder returns, net income, and operating income for the past four years. The Compensation Committee considers operating income to be the most important financial performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.

Pay versus Performance Table					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total Non- PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($) (thousands)(7)	Operating Income ($) (thousands)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2021	8,801,881	16,995,242	3,337,948	6,489,537	150.63	133.25	760,806	1,045,530
2022	9,240,455	5,614,863	4,745,765	3,310,170	129.65	115.77	969,351	1,331,553
2023	8,256,333	12,654,140	3,293,057	4,956,985	149.87	140.98	728,287	993,196
2024	11,316,727	9,039,000	4,006,858	1,676,972	129.26	146.86	570,886	831,225
2025	9,004,371	13,097,307	4,271,974	5,399,109	148.91	162.46	598,282	865,069

(1)

This column lists the total compensation amounts for our PEO, Shelley Simpson, for 2025 and 2024 and for our former PEO, John N. Roberts, III, for 2023, 2022, and 2021 reported in the Summary Compensation Table shown on page 59 of this Proxy Statement or reported in the Summary Compensation Table included in our 2022 Proxy Statement filed on March 24, 2023.

(2)	For each year listed, this column is calculated as follows:

PEO Total Compensation Amount	$ 9,004,371	$ 11,316,727	$ 8,256,333	$ 9,240,455	$ 8,801,881
PEO Actually Paid Compensation Amount	$ 13,097,307	9,039,000	12,654,140	5,614,863	16,995,242
Adjustment To PEO Compensation, Footnote

		2021	2022	2023	2024	2025
	Total Compensation as reported SCT	$8,801,881	$9,240,455	$8,256,333	$11,316,727	$9,004,371
(Subtract)	Pension values reported in SCT for covered fiscal year	—	—	—	—	—
(Subtract)	Fair value of stock awards granted during covered fiscal year	(6,042,085)	(6,592,523)	(7,204,478)	(10,406,600)	(6,927,529)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year— valued at year-end	8,384,434	5,735,617	7,785,675	10,610,890	10,074,143
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year—valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—

J.B. Hunt Transport Services, Inc. Proxy Statement	69

Executive Compensation

		2021	2022	2023	2024	2025
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	5,510,480	(2,280,415)	2,097,842	(2,601,459)	901,154
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	340,533	(488,272)	1,718,768	119,442	45,168
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Compensation Actually Paid to PEO	$16,995,242	$5,614,863	$12,654,140	$9,039,000	$13,097,307

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods. The fair value of performance-based restricted share units forfeited in 2025 due to nonachievement of required operating income or EBITDA performance goals was zero at December 31, 2024.

(3)

This column lists the average total compensation amount for our other non-PEO NEOs reported in the Summary Compensation Table shown on page 59 of this Proxy Statement or reported in the Summary Compensation Table included in our 2022 Proxy Statement filed on March 24, 2023. The non-PEO NEOs included are as follows:

2021

John Kuhlow—Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Shelley Simpson—Chief Commercial Officer and Executive Vice President of People and Human Resources

Nicholas Hobbs—Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

2022 and 2023

John Kuhlow—Chief Financial Officer, Chief Accounting Officer, and Executive Vice President Shelley Simpson—President

Nicholas Hobbs—Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

2024

John Kuhlow— Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

John N. Roberts, III— Executive Chairman of the Board

Nicholas Hobbs— Chief Operating Officer, President of Highway and Final Mile Services, and Executive Vice President

Darren Field— President of Intermodal and Executive Vice President

Bradley Hicks— President of Dedicated Contract Services and Executive Vice President

2025

Brad Delco—Chief Financial Officer and Executive Vice President

John Kuhlow—Chief Accounting Officer; former Chief Financial Officer and Executive Vice President

John N. Roberts, III—Executive Chairman of the Board

Nicholas Hobbs—Chief Operating Officer, President of Highway and Final Mile Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

70	Proxy Statement J.B. Hunt Transport Services, Inc.

Executive Compensation

(4)	For each year listed, this column is calculated as follows:

		2021	2022	2023	2024	2025
	Total Compensation as reported SCT	$3,337,948	$4,745,765	$3,293,057	$4,006,858	$4,271,974
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(1,958,038)	(3,320,605)	(2,628,575)	(3,308,301)	(3,157,901)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year—valued at year-end	2,717,115	3,056,370	2,840,626	2,963,319	4,619,027
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year—valued on date of vesting	-	-	-	-	9,659
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,185,409	(904,527)	985,448	(2,105,050)	(357,855)
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	207,103	(266,834)	466,429	120,146	14,205
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-	-
Equals	Average Compensation Actually Paid to NEOs	$6,489,537	$3,310,170	$4,956,985	$1,676,972	$5,399,109

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods. The fair value of performance-based restricted share units forfeited in 2025 due to nonachievement of required operating income or EBITDA performance goals was zero at December 31, 2024.

(5)

This column lists a cumulative 5-year total return of shareholders of our common stock and assumes the value of the investment (including reinvestment of dividends) was $100 on December 31, 2020, and tracks it through December 31, 2025. The stock price performance included in the column is not necessarily indicative of future stock price performance.

(6)

This column lists a cumulative 5-year total return of shareholders calculated using the same method for column (f) for the peer group listed under the section titled “Benchmarking Against a Peer Group” on page 46 of this Proxy Statement. For 2024, the peer group used was the same as 2025, with the omission of United Rentals, Inc. which was added to the peer group in 2025. The peer group as of December 31, 2024 and 2025 excluded Stericycle, Inc., as it was acquired by Waste Management, Inc. in November 2024. The cumulative 5-year total shareholder returns through December 31, 2025 of the former peer group (excluding both United Rentals, Inc. and Stericycle, Inc.), the current peer group, and the Company were $154.19, $162.46 and $148.91, respectively.

(7)	This column lists our reported net income for the year indicated.

(8)

This column lists our reported operating income for the year indicated, which we consider the most important financial performance measure that was used to link compensation actually paid for the most recent fiscal year to company performance.

Non-PEO NEO Average Total Compensation Amount	$ 4,271,974	4,006,858	3,293,057	4,745,765	3,337,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,399,109	1,676,972	4,956,985	3,310,170	6,489,537
Adjustment to Non-PEO NEO Compensation Footnote

		2021	2022	2023	2024	2025
	Total Compensation as reported SCT	$8,801,881	$9,240,455	$8,256,333	$11,316,727	$9,004,371
(Subtract)	Pension values reported in SCT for covered fiscal year	—	—	—	—	—
(Subtract)	Fair value of stock awards granted during covered fiscal year	(6,042,085)	(6,592,523)	(7,204,478)	(10,406,600)	(6,927,529)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year— valued at year-end	8,384,434	5,735,617	7,785,675	10,610,890	10,074,143
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year—valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—

J.B. Hunt Transport Services, Inc. Proxy Statement	69

Executive Compensation

		2021	2022	2023	2024	2025
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	5,510,480	(2,280,415)	2,097,842	(2,601,459)	901,154
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	340,533	(488,272)	1,718,768	119,442	45,168
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Compensation Actually Paid to PEO	$16,995,242	$5,614,863	$12,654,140	$9,039,000	$13,097,307

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods. The fair value of performance-based restricted share units forfeited in 2025 due to nonachievement of required operating income or EBITDA performance goals was zero at December 31, 2024.

(3)

This column lists the average total compensation amount for our other non-PEO NEOs reported in the Summary Compensation Table shown on page 59 of this Proxy Statement or reported in the Summary Compensation Table included in our 2022 Proxy Statement filed on March 24, 2023. The non-PEO NEOs included are as follows:

2021

John Kuhlow—Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Shelley Simpson—Chief Commercial Officer and Executive Vice President of People and Human Resources

Nicholas Hobbs—Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

2022 and 2023

John Kuhlow—Chief Financial Officer, Chief Accounting Officer, and Executive Vice President Shelley Simpson—President

Nicholas Hobbs—Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

2024

John Kuhlow— Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

John N. Roberts, III— Executive Chairman of the Board

Nicholas Hobbs— Chief Operating Officer, President of Highway and Final Mile Services, and Executive Vice President

Darren Field— President of Intermodal and Executive Vice President

Bradley Hicks— President of Dedicated Contract Services and Executive Vice President

2025

Brad Delco—Chief Financial Officer and Executive Vice President

John Kuhlow—Chief Accounting Officer; former Chief Financial Officer and Executive Vice President

John N. Roberts, III—Executive Chairman of the Board

Nicholas Hobbs—Chief Operating Officer, President of Highway and Final Mile Services, and Executive Vice President

Darren Field—President of Intermodal and Executive Vice President

70	Proxy Statement J.B. Hunt Transport Services, Inc.

Executive Compensation

(4)	For each year listed, this column is calculated as follows:

		2021	2022	2023	2024	2025
	Total Compensation as reported SCT	$3,337,948	$4,745,765	$3,293,057	$4,006,858	$4,271,974
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(1,958,038)	(3,320,605)	(2,628,575)	(3,308,301)	(3,157,901)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year—valued at year-end	2,717,115	3,056,370	2,840,626	2,963,319	4,619,027
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year—valued on date of vesting	-	-	-	-	9,659
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,185,409	(904,527)	985,448	(2,105,050)	(357,855)
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	207,103	(266,834)	466,429	120,146	14,205
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-	-
Equals	Average Compensation Actually Paid to NEOs	$6,489,537	$3,310,170	$4,956,985	$1,676,972	$5,399,109

The fair value of performance-based restricted share units used for reporting compensation actually paid assumes estimated results as of December 31 of the applicable year for each pre-established performance goal (i.e., operating income, ROIC, and EBITDA) in accordance with FASB ASC 718. Performance-based restricted share units will ultimately vest based on actual measured performance through the applicable vesting periods. The fair value of performance-based restricted share units forfeited in 2025 due to nonachievement of required operating income or EBITDA performance goals was zero at December 31, 2024.

(5)

This column lists a cumulative 5-year total return of shareholders of our common stock and assumes the value of the investment (including reinvestment of dividends) was $100 on December 31, 2020, and tracks it through December 31, 2025. The stock price performance included in the column is not necessarily indicative of future stock price performance.

(6)

This column lists a cumulative 5-year total return of shareholders calculated using the same method for column (f) for the peer group listed under the section titled “Benchmarking Against a Peer Group” on page 46 of this Proxy Statement. For 2024, the peer group used was the same as 2025, with the omission of United Rentals, Inc. which was added to the peer group in 2025. The peer group as of December 31, 2024 and 2025 excluded Stericycle, Inc., as it was acquired by Waste Management, Inc. in November 2024. The cumulative 5-year total shareholder returns through December 31, 2025 of the former peer group (excluding both United Rentals, Inc. and Stericycle, Inc.), the current peer group, and the Company were $154.19, $162.46 and $148.91, respectively.

(7)	This column lists our reported net income for the year indicated.

(8)

This column lists our reported operating income for the year indicated, which we consider the most important financial performance measure that was used to link compensation actually paid for the most recent fiscal year to company performance.

Compensation Actually Paid vs. Total Shareholder Return

Description of the Relationship Between Compensation Actually Paid to Our Named Executive Officers and Company Performance

The following graphs present the relationships between the compensation actually paid to our PEO and average compensation actually paid to our remaining reported NEOs to our total shareholder return, net income, operating income, and our peer group’s total shareholder return for the years ended 2021 through 2025.

J.B. Hunt Transport Services, Inc. Proxy Statement	71

Executive Compensation

Compensation Actually Paid vs. Cumulative TSR	Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Operating Income

Compensation Actually Paid vs. Net Income

Description of the Relationship Between Compensation Actually Paid to Our Named Executive Officers and Company Performance

The following graphs present the relationships between the compensation actually paid to our PEO and average compensation actually paid to our remaining reported NEOs to our total shareholder return, net income, operating income, and our peer group’s total shareholder return for the years ended 2021 through 2025.

J.B. Hunt Transport Services, Inc. Proxy Statement	71

Executive Compensation

Compensation Actually Paid vs. Cumulative TSR	Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Operating Income

Compensation Actually Paid vs. Company Selected Measure

Description of the Relationship Between Compensation Actually Paid to Our Named Executive Officers and Company Performance

The following graphs present the relationships between the compensation actually paid to our PEO and average compensation actually paid to our remaining reported NEOs to our total shareholder return, net income, operating income, and our peer group’s total shareholder return for the years ended 2021 through 2025.

J.B. Hunt Transport Services, Inc. Proxy Statement	71

Executive Compensation

Compensation Actually Paid vs. Cumulative TSR	Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Operating Income

Tabular List, Table

Company’s Most Important Financial Performance Measures

The following are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance:

•	Operating income
•	Return on invested capital (ROIC)
•	Earnings before interest, taxes, depreciation, and amortization (EBITDA)
•	Revenue, excluding fuel surcharge revenue

72	Proxy Statement J.B. Hunt Transport Services, Inc.

Total Shareholder Return Amount	$ 148.91	129.26	149.87	129.65	150.63
Peer Group Total Shareholder Return Amount	162.46	146.86	140.98	115.77	133.25
Net Income (Loss)	$ 598,282,000	$ 570,886,000	$ 728,287,000	$ 969,351,000	$ 760,806,000
Company Selected Measure Amount	865,069	831,225	993,196	1,331,553	1,045,530
PEO Name	Shelley Simpson	Shelley Simpson	John N. Roberts, III	John N. Roberts, III	John N. Roberts, III
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on invested capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings before interest, taxes, depreciation, and amortization (EBITDA)
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue, excluding fuel surcharge revenue
John N. Roberts, III [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount			$ 12,654,140	$ 5,614,863	$ 16,995,242
Shelley Simpson [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	$ 13,097,307	$ 9,039,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,927,529)	(10,406,600)	(7,204,478)	(6,592,523)	(6,042,085)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,074,143	10,610,890	7,785,675	5,735,617	8,384,434
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | John N. Roberts, III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,097,842	(2,280,415)	5,510,480
PEO | John N. Roberts, III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,718,768	(488,272)	340,533
PEO | John N. Roberts, III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Shelley Simpson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,154	(2,601,459)
PEO | Shelley Simpson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,168	119,442
PEO | Shelley Simpson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,157,901)	(3,308,301)	(2,628,575)	(3,320,605)	(1,958,038)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,619,027	2,963,319	2,840,626	3,056,370	2,717,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,855)	(2,105,050)	985,448	(904,527)	2,185,409
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,659	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,205	120,146	466,429	(266,834)	207,103
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0